SCHEDULE OF FIXED ASSETS, NET (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Equipment	$ 113,638	$ 113,638	$ 79,737
Less: accumulated depreciation and amortization	(54,500)	(45,987)	(14,945)
Property, plant, and equipment, net	$ 59,138	$ 67,651	$ 64,792
Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years	3 years	3 years